Loss per share	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Loss per share
27.	Loss per share

Share and per share information has been adjusted for the one-for-thirty-five (1-for-35) reverse share split of the Class A Ordinary Shares effective July 2025. Loss per share for the six months ended 30 June 2025 was previously reported as €0.10 on a weighted average of 24,300,313 shares before the reverse share split.

	Six months ended 30 June
	2026	2025
Loss attributable to owners of the parent (€’000)	(3,379)	(2,349)
Weighted average number of ordinary shares - basic and diluted	2,912,158	694,295
Basic and diluted loss per share (€)	(1.16)	(3.38)

Basic loss per share is calculated by dividing the loss attributable to owners of the parent by the weighted average number of Class A Ordinary Shares outstanding during the period, calculated as the average of the shares in issue at the start of each month. As the Group was loss making in both periods, all potential ordinary shares are anti-dilutive and diluted loss per share equals basic loss per share (IAS 33.41). The following potential ordinary shares were excluded from the calculation of diluted loss per share:

30 June 2026
Warrants, including pre-funded warrants	4,394,528
RSUs - vested but no ordinary shares issued	2,586
Incentive shares	143
Share options	896,385
Total	5,293,642